LEASES (Tables)	6 Months Ended
Jun. 30, 2023
Leases [Abstract]
SCHEDULE OF FUTURE MINIMUM PAYMENTS UNDER LONG-TERM NON -CANCELABLE OPERATING LEASES

The Company’s future minimum payments under long-term non-cancelable operating leases are as follows:

	As of June 30, 2023	As of December 31, 2022
Within 1 year	222,921	235,961
After 1 year but within 5 years	231,227	343,465
Total lease payments	454,148	579,426
Less: imputed interest	(22,720)	(33,681)
Total lease obligations	431,428	545,745
Less: current obligations	(206,867)	(214,758)
Long-term lease obligations	224,561	330,987

SCHEDULE OF OTHER INFORMATION OF OPERATING LEASES

Other information:

	For the six months ended
	June 30, 2023	June 30, 2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow from operating lease	58,965	113,152
Right-of-use assets obtained in exchange for operating lease liabilities	467,046	651,279
Remaining lease term for operating leases (years)	1.75 to 4.42	2.75 to 3.25
Weighted average discounted rate for operating leases	4.75%	4.75%